SHAREHOLDERS' DEFICIT (Details)			6 Months Ended	12 Months Ended
	Oct. 11, 2023 $ / shares	Oct. 13, 2021	Jun. 30, 2024 vote $ / shares shares	Dec. 31, 2023 vote $ / shares shares	Dec. 31, 2022 vote $ / shares shares	Oct. 24, 2023 $ / shares	Oct. 18, 2023 $ / shares
Shareholders' Deficit [Abstract]
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
Learn CW Investment Corporation
Shareholders' Deficit [Abstract]
Preferred units authorized (in shares)			1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred units issued (in shares)				0	0
Preferred units outstanding (in shares)			0	0	0
Redeemable units, outstanding (in shares)			9,338,421	9,338,421	23,000,000
Stock conversion basis of Class B to Class A Ordinary shares at time of initial Business Combination	1	1	1	1
As-converted percentage for Class A ordinary shares after conversion of Class B shares			20.00%	20.00%
Class A Units
Shareholders' Deficit [Abstract]
Ordinary shares, shares authorized (in shares)			10,975,000	10,975,000	10,975,000
Common units issued (in shares)			10,875,000	10,875,000	10,875,000
Common units outstanding (in shares)			10,875,000	10,875,000	10,875,000
Class A Units | Learn CW Investment Corporation
Shareholders' Deficit [Abstract]
Ordinary shares, shares authorized (in shares)			200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share | vote			1	1	1
Redeemable units, outstanding (in shares)			9,338,421	9,338,421	23,000,000
Common units issued (in shares)				0	0
Common units outstanding (in shares)			0	0	0
Class B Ordinary Shares | Learn CW Investment Corporation
Shareholders' Deficit [Abstract]
Ordinary shares, shares authorized (in shares)			20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | vote			1	1	1
Common units issued (in shares)			5,750,000	5,750,000	5,750,000
Common units outstanding (in shares)			5,750,000	5,750,000	5,750,000